INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
INVESTMENTS IN ASSOCIATES	INVESTMENTS IN ASSOCIATES
The following table represents the change in balance of investments in associates:

	For the year ended
US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
Balance at the beginning of the period	$428	$—
Acquisitions	—	455
Share of (losses) earnings for the year	(20)	4
Foreign currency translation & other	25	(25)
Share of other comprehensive (loss) income	(27)	27
Distributions	(3)	(33)
Disposition of interest	(403)	—
Ending Balance	$—	$428
In February 2022, our company acquired a 7.9% interest in an Australian regulated utility, AusNet Services Ltd (“AusNet”) for $455 million. Based on our ownership interest and governance rights retained, our company equity accounted for the entity. On August 31, 2023, our company sold its interest for net proceeds of approximately $435 million. On disposition, our company recognized a gain of $32 million in the consolidated statement of operating results and accumulated currency translation losses of $28 million were reclassified from accumulated other comprehensive income to the consolidated statement of operating results.
As at December 31, 2023, our company does not hold any investments in associates. The following table presents the gross assets and liabilities of our company’s investments in associates as at December 31, 2022:

		As at December 31, 2022
		Total							Attributable to
US$ MILLIONS	Ownership Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Brookfield Infrastructure Partners LP
Australian regulated utility	8%	$211	$13,330	$13,541	$302	$7,716	$8,018	$5,523	$5,095	$428
Total		$211	$13,330	$13,541	$302	$7,716	$8,018	$5,523	$5,095	$428
The following tables present the gross amounts of revenue, net income, other comprehensive income from our company’s investments in associates:

	Year ended December 31, 2023
	Total				Net income attributable to the Partnership(1)
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Australian regulated utility	$1,008	$99	$(375)	$(276)	$(20)
Total	$1,008	$99	$(375)	$(276)	$(20)

(1)Our company’s share of net income for the year ended December 31, 2023 includes $28 million of accumulated currency translation losses which were reclassified from accumulated other comprehensive income to the consolidated statement of operating results on disposition of our company’s interest in AusNet.

	Year ended December 31, 2022
	Total				Net income attributable to the Partnership
US$ MILLIONS	Revenue	Net Income(1)	OCI	Total Comprehensive Income
Australian regulated utility	$1,227	$57	$21	$78	$4
Total	$1,227	$57	$21	$78	$4

(1)Total net income for the year ended December 31, 2022 includes acquisition-related transaction costs of $105 million.
The following tables present the cash flow activities of our company’s investments in associates for the years ended:

	Year ended December 31, 2023
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Brookfield Infrastructure Partners LP
Australian regulated utility	$380	$(395)	$1	$(14)	$(13)	$(1)
Total	$380	$(395)	$1	$(14)	$(13)	$(1)

	Year ended December 31, 2022
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Brookfield Infrastructure Partners LP
Australian regulated utility	$427	$(452)	$(162)	$(187)	$(172)	$(15)
Total	$427	$(452)	$(162)	$(187)	$(172)	$(15)